EVENTS SUBSEQUENT TO BALANCE DATE (Details) $ / shares in Units, $ in Millions, $ in Millions			1 Months Ended	8 Months Ended	12 Months Ended
	Sep. 26, 2025 USD ($) t	Aug. 26, 2025 USD ($) t	Feb. 28, 2025 USD ($)	Sep. 26, 2025 USD ($) t	Jun. 30, 2025 USD ($)	Jul. 29, 2025 AUD ($) $ / shares shares	Jul. 29, 2025 USD ($) shares	Oct. 31, 2023 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Government grants, obligation					$ 17.7
Government grants					$ 60.0			$ 12.7
U.S. DoW Industrial Base Analysis And Sustainment Grant Program (IBAS)
Disclosure of non-adjusting events after reporting period [line items]
Government grants, obligation			$ 5.0
Government grants			47.1
Share Placement
Disclosure of non-adjusting events after reporting period [line items]
Number of ordinary shares authorized in firm commitments (in shares) | shares						14,000,000	14,000,000
Share issuance price (in dollars per shares) | $ / shares						$ 5.00
Gross proceeds to be received from ordinary shares						$ 70.0	$ 46.0
Share Placement | Sale Of Stock, Tranche One
Disclosure of non-adjusting events after reporting period [line items]
Number of ordinary shares authorized in firm commitments (in shares) | shares						13,600,000	13,600,000
Gross proceeds to be received from ordinary shares						$ 67.8	$ 44.3
Share Placement | Sale Of Stock, Tranche Two
Disclosure of non-adjusting events after reporting period [line items]
Number of ordinary shares authorized in firm commitments (in shares) | shares						400,000	400,000
Gross proceeds to be received from ordinary shares						$ 2.2	$ 1.4
Government Grants | U.S. DoW Industrial Base Analysis And Sustainment Grant Program (IBAS)
Disclosure of non-adjusting events after reporting period [line items]
Government grants, obligation	$ 25.0	$ 12.5		$ 42.5
Government grants			$ 47.0
Government grants, capacity scale-up nonmonetary amount | t	1,400	1,400		1,400
Government grants, remaining obligation	$ 4.6